SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 96.4%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 3.4%
-----------------------------------------------------------------------
Catalina Marketing Corp.(1)                    45,000      $  1,752,187
Specialized market research.
Getty Images, Inc.(1)                          28,000           896,000
Provider of e-commerce imagery products
and services.
Harte-Hanks Communications, Inc.               40,000           947,500
Owns and operates an international
direct marketing company.
-----------------------------------------------------------------------
                                                           $  3,595,687
-----------------------------------------------------------------------
Auto and Parts -- 0.7%
-----------------------------------------------------------------------
Gentex Corp.(1)                                40,000      $    745,000
Sells automotive related parts and
smoke detectors.
-----------------------------------------------------------------------
                                                           $    745,000
-----------------------------------------------------------------------
Banks - Regional -- 0.6%
-----------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                     16,000      $    669,000
Independent bank holding company.
-----------------------------------------------------------------------
                                                           $    669,000
-----------------------------------------------------------------------
Biotechnology -- 1.0%
-----------------------------------------------------------------------
Genzyme Transgenics Corp.(1)                   12,000      $    171,750
Biotechnology firm specializing in the
engineering of proteins.
Human Genome Sciences, Inc.(1)                  7,000           485,187
Researches and develops pharmaceutical
and diagnostic products.
Vertex Pharmaceuticals, Inc.(1)                 6,000           429,000
Develops drugs for use in HIV, cancer
and other diseases.
-----------------------------------------------------------------------
                                                           $  1,085,937
-----------------------------------------------------------------------
Broadcasting and Cable -- 0.4%
-----------------------------------------------------------------------
Pegasus Communications Corp.(1)                15,000      $    386,250
Independent distributor of DirectTV.
-----------------------------------------------------------------------
                                                           $    386,250
-----------------------------------------------------------------------
Broadcasting and Radio -- 2.6%
-----------------------------------------------------------------------
Cox Radio, Inc.(1)                             35,000      $    789,687
National radio broadcast company.
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Broadcasting and Radio (continued)
-----------------------------------------------------------------------
Entercom Communications Corp.(1)               45,000      $  1,549,687
Radio station operator.
Sirius Satellite Radio, Inc.(1)                13,000           389,187
Developing a satellite radio system to
deliver news and music to vehicles.
-----------------------------------------------------------------------
                                                           $  2,728,561
-----------------------------------------------------------------------
Business Services -- 10.4%
-----------------------------------------------------------------------
BreezeCom Ltd.(1)                              35,000      $    500,937
International consulting firm designing
technology solutions.
DiamondCluster International, Inc.(1)          33,000         1,006,500
E-business services firm providing
technology expertise to create digital
strategies for multinational businesses.
Fair, Isaac and Co., Inc.                       9,000           459,000
Developer of data management systems
and services.
Forrester Research, Inc.(1)                    26,000         1,301,625
Market research firm focused on the
Internet and technology.
Heidrick and Struggles International,
Inc.(1)                                        33,000         1,388,062
Executive search firm.
Hotel Reservations Network, Inc.(1)             7,000           198,625
Provides hotel accommodations through
the Internet.
I-many, Inc.(1)                                20,000           248,750
Provides software and internet solutions
that facilitate business-to-business
e-commerce.
Internet.com Corp.(1)                          42,000           249,375
Publisher of Internet industry news and
product reviews.
Iron Mountain, Inc.(1)                         50,000         1,856,250
Provides record and information
management services.
On Assignment, Inc.(1)                         60,000         1,710,000
Places professionals in need of
temporary help.
Pivotal Corp.(1)                               23,000           852,437
Provides networks which personalize
customer experiences on the Internet.
United Stationers(1)                           45,000         1,080,000
Wholesaler of office supplies and
equipment.
-----------------------------------------------------------------------
                                                           $ 10,851,561
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Chemicals -- 0.8%
-----------------------------------------------------------------------
Solutia, Inc.                                  70,000      $    840,000
Makes chemical-based products for
applications as varied as toothpaste,
baked goods and windshields.
-----------------------------------------------------------------------
                                                           $    840,000
-----------------------------------------------------------------------
Communications Equipment -- 4.0%
-----------------------------------------------------------------------
Aether Systems, Inc.(1)                         5,000      $    195,625
Provides wireless data services, systems
and software for mobile communications.
Centillium Communications, Inc.(1)             15,000           333,750
Enables broadband communications to the
home and business.
Ditech Communications Co.(1)                   10,000           160,625
Provides equipment and services for
communication enhancement.
InFocus Corp.(1)                               20,000           295,000
Manufactures data and video productions.
Newport Corp.                                   8,100           636,736
Produces automated assembly, measurement
and test equipment used for fiber-optic
communications.
Proxim, Inc.(1)                                25,000         1,075,000
Manufactures wireless local area
networking products.
Tekelec(1)                                     50,000         1,500,000
Enables networks to integrate enhanced
services.
-----------------------------------------------------------------------
                                                           $  4,196,736
-----------------------------------------------------------------------
Computer Software -- 7.8%
-----------------------------------------------------------------------
Bluestone Software, Inc.(1)                    40,000      $    605,000
Provides software for enterprise
interaction management.
HNC Software, Inc.(1)                          28,000           831,250
Provides software which detects debit
and credit card fraud and manages retail
inventories.
Interwoven, Inc.(1)                            12,000           791,250
Provides web content management
solutions.
Liberate Technologies, Inc.(1)                 28,000           381,500
Creates and distributes a software
platform for delivery of content and
services to communications companies.
Netegrity, Inc.(1)                             25,000         1,359,375
Provides software and services that
manage web based e-commerce
applications.
Numerical Technologies, Inc.(1)                13,000           234,812
Produces technology and software for use
in semiconductor design and testing.
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Computer Software (continued)
-----------------------------------------------------------------------
Precise Software Solutions Ltd.(1)             19,000      $    470,250
Provider of business application
performance management solutions.
Retek, Inc.(1)                                 31,075           757,453
Provides Internet-based
business-to-business software solutions.
SERENA Software, Inc.(1)                       35,000         1,198,204
Provides eBusiness infrastructure
software change management solutions.
Synplicity, Inc.(1)                             3,500            50,750
Supplier of design automation systems to
create and verify semiconductor
technologies.
TIBCO Software, Inc.(1)                         9,000           431,437
Provides software for e-commerce, and
information delivery over the Internet.
WatchGuard Technologies, Inc.(1)               33,000         1,043,625
Provides Internet security solutions.
-----------------------------------------------------------------------
                                                           $  8,154,906
-----------------------------------------------------------------------
Drugs -- 2.5%
-----------------------------------------------------------------------
Adolor Corp.(1)                                17,000      $    374,000
Biopharmaceutical company focused on
products for pain treatment.
Alkermes, Inc.(1)                              11,000           345,125
Biopharmaceutical company creating
products for alternative means of
injecting drugs into the body.
Cell Therapeutics, Inc.(1)                      7,000           315,437
Biopharmaceutical firm focused on
developing treatments for cancer.
Cephalon, Inc.(1)                               8,000           506,500
Created and markets a drug called
PROVIGIL for treating daytime sleepiness
associated with narcolepsy.
Esperion Therapeutics, Inc.(1)                 27,000           293,625
Discovers and develops pharmaceutical
products for the treatment of
cardiovascular disease.
POZEN, Inc.(1)                                 11,000           200,750
Pharmaceutical company engaged in the
development of products in targeted
therapeutic areas.
Tanox, Inc.(1)                                 13,500           529,031
Develops antibodies to treat infectious
diseases and cancer.
-----------------------------------------------------------------------
                                                           $  2,564,468
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Education -- 5.8%
-----------------------------------------------------------------------
Apollo Group, Inc.(1)                          43,000      $  2,115,062
Adult education services.
Career Education Corp.(1)                      30,000         1,173,750
Operates and owns private, post
secondary institutions.
DeVry, Inc.(1)                                 47,000         1,774,250
Higher education company.
Edison Schools, Inc.(1)                        30,000           945,000
Manages elementary and secondary public
schools.
-----------------------------------------------------------------------
                                                           $  6,008,062
-----------------------------------------------------------------------
Electrical Equipment -- 0.9%
-----------------------------------------------------------------------
Pemstar, Inc.(1)                               60,000      $    528,750
Electronic manufacturing service company
providing outsourcing services to
original manufacturers of technology and
medical products.
Plexus Corp.(1)                                13,000           395,078
Contract developer and manufacturer of
electronic products.
-----------------------------------------------------------------------
                                                           $    923,828
-----------------------------------------------------------------------
Electronics - Instruments -- 1.0%
-----------------------------------------------------------------------
Cognex Corp.(1)                                22,000      $    486,750
Provides machine vision systems which
are used to automate the manufacturing
process.
Digimarc Corp.(1)                              18,000           297,000
Provides digital watermarking
technologies.
Keithley Instruments, Inc.                      7,000           301,437
Develops and manufactures measurement
systems for high-performance production
testing.
-----------------------------------------------------------------------
                                                           $  1,085,187
-----------------------------------------------------------------------
Electronics - Semiconductors -- 7.2%
-----------------------------------------------------------------------
Alpha Industries, Inc.(1)                      21,000      $    777,000
Manufactures semiconductors for wireless
voice and data and broadband
communications.
Applied Micro Circuits Corp.(1)                13,556         1,017,336
Provides semiconductor chips which move
large amounts of information at high
speeds.
Dallas Semiconductor Corp.                     37,000           948,125
Designs, manufactures, and markets
electronic chips and chip-based
subsystems.
Dupont Photomasks, Inc.(1)                     12,000           634,126
Provides equipment to
semiconductor manufacturers.
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Electronics - Semiconductors (continued)
-----------------------------------------------------------------------
Elantec Semiconductor, Inc.(1)                 15,000      $    416,250
Manufactures circuits for use in
communications markets.
Exar Corp.(1)                                  40,000         1,239,376
Designs and sells semiconductors for use
in communications and video and imaging
products.
Micrel, Inc.(1)                                20,000           673,750
Designs and sells analog integrated
circuits.
Microchip Technology, Inc.(1)                  15,750           345,516
Manufactures specialized semiconductors.
Millipore Corp.                                12,000           756,000
Makes purification and filtration
products for semiconductor equipment
manufacturers.
Pixelworks, Inc.(1)                            15,000           335,625
Develops solutions that enable visual
display of broadband content.
Three-Five Systems, Inc.(1)                    20,000           360,000
Designs and manufactures custom liquid
crystal display components and
technology.
-----------------------------------------------------------------------
                                                           $  7,503,104
-----------------------------------------------------------------------
Foods -- 0.5%
-----------------------------------------------------------------------
Flowers Industries, Inc.                       30,000      $    472,500
Producer of baked goods including Mrs.
Smith's and Keebler brands.
-----------------------------------------------------------------------
                                                           $    472,500
-----------------------------------------------------------------------
Health Services -- 2.5%
-----------------------------------------------------------------------
MedQuist, Inc.(1)                               1,155      $     18,480
Provides electronic transcription and
data management services to the
healthcare industry.
MiniMed, Inc.(1)                               22,000           924,689
Developer and manufacturer of medical
devices focusing on diabetics.
Province Healthcare Co.(1)                     19,000           748,125
Acquires and operates rural hospitals.
Renal Care Group, Inc.(1)                      35,000           959,767
Provides dialysis to patients with
chronic kidney failure.
-----------------------------------------------------------------------
                                                           $  2,651,061
-----------------------------------------------------------------------
Information Services -- 5.4%
-----------------------------------------------------------------------
Acxiom Corp.(1)                                30,000      $  1,168,125
Database information services.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Information Services (continued)
-----------------------------------------------------------------------
BISYS Group, Inc. (The)(1)                     50,000      $  2,606,250
Services financial institutions with
computer, administrative and marketing
support data processing services.
Cerner Corp.(1)                                13,000           601,250
Designs information systems for
hospitals, clinics and physicians.
IntraNet Solutions, Inc.(1)                    10,000           510,000
Provider of web content management
solutions.
Ixia(1)                                        17,000           388,875
Produces systems that measure the
performance of data communication
equipment.
Perot Systems Corp.(1)                         34,000           312,375
Provider of information technolgy
services and e-business solutions.
-----------------------------------------------------------------------
                                                           $  5,586,875
-----------------------------------------------------------------------
Investment Services -- 2.2%
-----------------------------------------------------------------------
Waddell & Reed Financial, Inc., Class A        60,000      $  2,257,500
Asset management services.
-----------------------------------------------------------------------
                                                           $  2,257,500
-----------------------------------------------------------------------
Medical - Biomed / Genetics -- 1.6%
-----------------------------------------------------------------------
Aviron(1)                                       2,700      $    180,394
Biopharmaceutical company focused on
disease prevention.
deCode Genetics, Inc.(1)                       15,000           157,500
Develops gene and drug target discovery
products for healthcare companies.
EntreMed, Inc.(1)                              10,000           172,500
Develops drugs which inhibit the
abnormal growth of new blood vessels.
Orchid Biosciences, Inc.(1)                    30,000           420,000
Provider of products and services for
scoring and genetic analysis.
PRAECIS Pharmaceuticals, Inc.(1)               14,150           413,888
Drug discovery company with research
focused on cancer treatment, Alzheimer's
disease and pain relief.
Sequenom, Inc.(1)                              20,000           280,000
Provides technology for the analysis of
biological data.
-----------------------------------------------------------------------
                                                           $  1,624,282
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Medical Products -- 5.9%
-----------------------------------------------------------------------
ArthroCare Corp.(1)                            28,000      $    546,000
Provides equipment used for ease in
performing surgeries.
Cyberonics, Inc.(1)                            22,000           511,500
Designs and develops systems for the
treatment of epilepsy and other
neurological diseases.
Cytyc Corp.(1)                                 15,000           938,438
Manufactures sample-preparation systems
for use in medical testing.
Haemonetics Corp.(1)                           35,000         1,080,625
Designs and manufactures equipment for
the collection, processing and surgical
salvage of blood.
Novoste Corp.(1)                               25,000           687,500
Provides equipment for use in medical
procedures.
Resmed, Inc.(1)                                20,000           797,500
Makes devices that help diagnose and
treat obstructive sleep apnea.
Thermo Cardiosystems, Inc.(1)                  68,600           600,250
Manufactures implantable left
ventricular-assist systems.
Thoratec Laboratories Corp.(1)                 40,000           440,000
Develops and manufactures medical
devices for blood circulation support.
Zoll Medical Corp.(1)                          15,000           525,938
Develops and manufactures cardiac
resuscitation devices.
-----------------------------------------------------------------------
                                                           $  6,127,751
-----------------------------------------------------------------------
Metals - Industrial -- 1.2%
-----------------------------------------------------------------------
Shaw Group, Inc.(1)                            20,000      $  1,000,000
Provider of complete piping systems and
construction services.
Stillwater Mining Co.(1)                        5,500           216,425
Explores, develops and mines platinum
and palladium.
-----------------------------------------------------------------------
                                                           $  1,216,425
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.4%
-----------------------------------------------------------------------
Core Laboratories N.V.(1)                      50,000      $  1,365,625
Analyzes petroleum fluids for oil
companies.
Varco International, Inc.(1)                   22,050           479,588
Provider of oil field products and
services.
Veritas DGC, Inc.(1)                           20,000           646,000
Gathers seismic data for oil and gas
companies.
-----------------------------------------------------------------------
                                                           $  2,491,213
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 5.1%
-----------------------------------------------------------------------
Cross Timbers Oil Co.                          45,000      $  1,248,750
Emerging growth energy company with good
exploration track record.
Louis Dreyfus Natural Gas(1)                   15,940           730,251
Niche developer and driller of gas
properties.
Newfield Exploration Co.(1)                    20,000           948,750
Acquires and develops energy properties
in the U.S.
Noble Affiliates, Inc.                         20,000           920,000
Explores and produces oil and gas in the
U.S., Canada and Africa.
Nuevo Energy Co.(1)                            20,000           346,250
Explores and produces natural gas and
oil.
Stone Energy Corp.(1)                          10,000           645,500
Acquires and develops oil and natural
gas in the Gulf Coastal basin.
Vintage Petroleum, Inc.                        21,000           451,500
Buys oil producing properties in the
U.S. and South America.
-----------------------------------------------------------------------
                                                           $  5,291,001
-----------------------------------------------------------------------
Publishing -- 1.1%
-----------------------------------------------------------------------
Belo (A.H.) Corp.                              70,000      $  1,120,000
Newspaper publisher and TV station
owner.
-----------------------------------------------------------------------
                                                           $  1,120,000
-----------------------------------------------------------------------
Retail - Food and Drug -- 2.4%
-----------------------------------------------------------------------
Duane Reade, Inc.(1)                           25,000      $    764,063
Drug store chain.
Sonic Corp.(1)                                 45,000         1,049,063
Largest chain of service drive-ins in
the U.S.
Whole Foods Market, Inc.(1)                    12,000           733,500
Retailer of natural foods.
-----------------------------------------------------------------------
                                                           $  2,546,626
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 4.5%
-----------------------------------------------------------------------
Callaway Golf Co.                              22,000      $    409,750
Manufactures and markets premium priced
golf clubs and apparel.
Coach, Inc.(1)                                 36,000         1,035,000
Retailer of high-quality clothing.
Men's Wearhouse, Inc. (The)(1)                 50,000         1,362,500
Specialty apparel chain.
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Retail - Specialty and Apparel (continued)
-----------------------------------------------------------------------
Pacific Sunwear of California, Inc.(1)         75,000      $  1,921,875
Specialty retailer of teenage apparel.
-----------------------------------------------------------------------
                                                           $  4,729,125
-----------------------------------------------------------------------
Semiconductor Equipment -- 1.2%
-----------------------------------------------------------------------
LTX Corp.(1)                                   20,000      $    259,062
Designs test equipment for
semiconductor companies.
Pericom Semiconductor Corp.(1)                 24,000           444,000
Develops semiconductors for notebook
computing and networking.
PRI Automation, Inc.(1)                        30,000           562,500
Material handling equipment for high
cost semiconductor wafers.
-----------------------------------------------------------------------
                                                           $  1,265,562
-----------------------------------------------------------------------
Semiconductors -- 0.5%
-----------------------------------------------------------------------
Actel Corp.(1)                                 22,000      $    532,125
Integrated circuits producer.
-----------------------------------------------------------------------
                                                           $    532,125
-----------------------------------------------------------------------
Software Services -- 6.0%
-----------------------------------------------------------------------
About.com, Inc.(1)                             11,000      $    296,313
Internet information provider.
Advent Software, Inc.(1)                       25,000         1,001,563
Provides software integrating the
investment management process.
Bottomline Technologies, Inc.(1)               13,000           333,938
Offers software products that provide
companies with electronic bill
functionality.
Critical Path, Inc.(1)                         10,000           307,500
Provider of Internet messaging and
collaboration solutions.
Embarcadero Technologies, Inc.(1)              16,000           720,000
Provides software for creation and
management of e-business applications.
Kana Communications, Inc.(1)                   20,000           230,000
Delivers Internet e-business
applications including portal
construction.
Keynote Systems, Inc.(1)                       20,000           283,750
Internet performance management company,
offering services to companies running
e-commerce websites.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Software Services (continued)
-----------------------------------------------------------------------
NetIQ Corp.(1)                                  8,000      $    699,000
Provides performance and availability
management software for Windows NT-based
systems.
Peregrine Systems, Inc.(1)                     20,000           395,000
Creates software to aid in managing and
monitoring business through the use of a
network.
Selectica, Inc.(1)                              8,000           193,500
Develops software that allow companies
to sell complex products through the
Internet.
SilverStream Software, Inc.(1)                 30,000           618,750
Provides application server software and
services.
SonicWALL, Inc.(1)                             27,000           438,750
Provides Internet security solutions.
Verity, Inc.(1)                                33,000           794,063
Makes software for accessing information
in multiple formats.
-----------------------------------------------------------------------
                                                           $  6,312,127
-----------------------------------------------------------------------
Telecommunications - Services -- 3.5%
-----------------------------------------------------------------------
Alamosa PCS Holdings, Inc.(1)                  31,000      $    248,000
Provider of wireless personal
communication services.
Alliance Fiber Optic Products, Inc.(1)         17,800           106,800
Manufactures optical components for
communication equipment manufacturer.
Avici Systems, Inc.(1)                         15,000           369,375
Develops high speed data networking
equipment.
Celeritek, Inc.(1)                             20,000           762,500
Produces radio products for
wireless communications.
Computer Access Technology Corp.(1)            30,000           307,500
Provider of verification systems for
emerging communication technologies.
MCK Communications, Inc.(1)                    28,000           236,250
Provides remote voice access products.
New Focus, Inc.(1)                              9,000           312,750
Manufactures fiber optic products for
optical networks.
Novatel Wireless, Inc.(1)                      10,800           133,650
Provider of wireless data modems and
software.
Oplink Communications, Inc.(1)                  6,000           108,375
Provides fiber optic components for
communications providers.
Predictive Systems, Inc.(1)                    18,300           130,960
Offers network design, management and
security services.
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Telecommunications - Services (continued)
-----------------------------------------------------------------------
SBA Communications Corp.(1)                    17,000      $    698,063
Owner and operator of wireless
communications infrastructure.
Ulticom, Inc.(1)                                8,000           272,500
Provides network signaling software for
wireless and internet comunication
services.
-----------------------------------------------------------------------
                                                           $  3,686,723
-----------------------------------------------------------------------
Transportation -- 1.3%
-----------------------------------------------------------------------
Swift Transportation Co., Inc.(1)              70,000      $  1,386,875
Regional truckload carrier offering
computerized tracking services.
-----------------------------------------------------------------------
                                                           $  1,386,875
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $87,503,341)                           $100,636,058
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 3.4%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
American Express Credit Corp.,
6.48%, 1/2/01                                 $ 3,596      $  3,595,353
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $3,595,353)                         $  3,595,353
-----------------------------------------------------------------------
Total Investments -- 99.8%
   (identified cost $91,098,694)                           $104,231,411
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.2%                     $    197,440
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $104,428,851
-----------------------------------------------------------------------

 Company descriptions are unaudited.
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $91,098,694)         $104,231,411
Cash                                            56,035
Receivable for investments sold                169,977
Dividends receivable                             2,618
Prepaid expenses                                   919
------------------------------------------------------
TOTAL ASSETS                              $104,460,960
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable to affiliate for Trustees' fees   $      2,838
Accrued expenses                                29,271
------------------------------------------------------
TOTAL LIABILITIES                         $     32,109
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $104,428,851
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 91,296,134
Net unrealized appreciation (computed on
   the basis of identified cost)            13,132,717
------------------------------------------------------
TOTAL                                     $104,428,851
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2000
Investment Income
------------------------------------------------------
Interest                                  $    436,793
Dividends                                      156,505
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    593,298
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    720,728
Trustees' fees and expenses                     13,015
Custodian fee                                   90,194
Legal and accounting services                   29,688
Miscellaneous                                    3,595
------------------------------------------------------
TOTAL EXPENSES                            $    857,220
------------------------------------------------------

NET INVESTMENT LOSS                       $   (263,922)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  6,114,497
------------------------------------------------------
NET REALIZED GAIN                         $  6,114,497
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(15,749,298)
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(15,749,298)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (9,634,801)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (9,898,723)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2000  DECEMBER 31, 1999
------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (263,922) $        (263,206)
   Net realized gain                              6,114,497         23,608,135
   Net change in unrealized
      appreciation (depreciation)               (15,749,298)         8,998,971
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      (9,898,723) $      32,343,900
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      31,114,991  $       9,273,480
   Withdrawals                                  (24,610,799)       (12,544,323)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $       6,504,192  $      (3,270,843)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $      (3,394,531) $      29,073,057
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     107,823,382  $      78,750,325
------------------------------------------------------------------------------
AT END OF YEAR                            $     104,428,851  $     107,823,382
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   YEAR ENDED DECEMBER 31,
                                  ----------------------------------------------------------
                                    2000         1999         1998        1997        1996
--------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.74%        0.76%       0.76%       0.75%       0.76%
   Net investment income
      (loss)                         (0.23)%      (0.32)%     (0.26)%     (0.10)%      0.18%
Portfolio Turnover                     136%         103%        116%        156%         91%
--------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $104,429     $107,823     $78,750     $77,969     $82,947
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Special Equities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the state of New York on May 1, 1992. The Portfolio seeks to achieve growth of capital by investing primarily in common stocks of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sales prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable and other assets will be appraised at their fair market value as determined in good faith by or at the direction of the Trustees of the Portfolio.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For year ended December 31, 2000, $1,175 in credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 0.625% of the Portfolio's average daily net assets. For the year ended December 31, 2000, the fee amounted

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   to $720,728. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2000, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $151,176,568 and $144,914,730, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $92,014,323
    -----------------------------------------------------
    Gross unrealized appreciation             $21,543,082
    Gross unrealized depreciation              (9,325,994)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $12,217,088
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2000.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2000, there were no outstanding obligations under these financial instruments.

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2000

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF SPECIAL EQUITIES PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Special Equities Portfolio, (the "Portfolio") at December 31, 2000, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2001

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2000

INVESTMENT MANAGEMENT

SPECIAL EQUITIES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant